UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630 )

Exact name of registrant as specified in charter: Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.8%)(a)

	Rating (RAT)	Principal amount	Value

California (94.4%)
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 10/1/21	Aaa	$9,500,000	$9,963,410
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/24	Aaa	1,825,000	1,949,483
Anaheim, COP, MBIA, 6.2s, 7/16/23	Aaa	32,000,000	33,135,360
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	Aaa	8,675,000	9,432,414
5 1/4s, 10/1/22	Aaa	6,700,000	7,294,290
5s, 10/1/29	Aaa	6,945,000	7,350,866
Aromas-San Juan, Unified School Dist. G.O. Bonds, Ser.
A, FGIC, zero %, 8/1/26	Aaa	1,475,000	623,202
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F, 5s, 4/1/20	AA	10,000,000	10,797,800
Brentwood, Infrastructure Fin. Auth. Rev. Bonds
5 7/8s, 9/2/34	BB-/P	2,000,000	2,064,720
5 3/4s, 9/2/24	BB-/P	1,350,000	1,393,416
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	Aaa	3,390,000	3,552,144
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,862,592
(CA Institute of Technology), Ser. A, 5s, 10/1/32
(Prerefunded)	Aaa	2,000,000	2,127,220
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,552,440
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,298,675
(U. of the Pacific), 5s, 11/1/16	A2	865,000	927,410
(U. of the Pacific), 5s, 11/1/14	A2	295,000	316,069
(U. of the Pacific), 5s, 11/1/13	A2	525,000	559,608
(U. of the Pacific), 5s, 11/1/11	A2	625,000	656,906
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,080,000	2,093,395
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	9,000,000	9,357,300
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aaa	6,390,000	6,738,894
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	6,750,000	7,109,910
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,502,275
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	2,650,000	2,843,954
Ser. 5, MBIA, 5s, 7/1/14	Aaa	6,400,000	6,404,160
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. H, FGIC, 5 3/4s, 8/1/30	Aaa	6,000,000	6,475,080
Ser. I, 4.6s, 8/1/21	Aa2	5,000,000	5,044,200
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Bay Area Toll Bridges), AMBAC, 5s, 7/1/33
(Prerefunded) (SEG)	Aaa	13,425,000	15,237,375
(Bay Area Toll Bridges), Ser. A, FGIC, 5s, 7/1/29
(Prerefunded)	Aaa	5,000,000	5,641,100
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/26	AAA	2,870,000	3,072,938
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/25	AAA	2,730,000	2,925,222
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/24	AAA	2,600,000	2,790,112
CA State G.O. Bonds
AMBAC, 5 1/2s, 4/1/11	Aaa	16,545,000	17,783,890
5 1/4s, 12/1/24	A+	12,135,000	13,018,428
5 1/4s, 12/1/23	A+	10,000,000	10,741,200
5 1/4s, 2/1/20	A+	10,000,000	11,251,900
MBIA, 5 1/8s, 2/1/27	AAA	5,000,000	5,330,800
MBIA, 5 1/8s, 2/1/26	AAA	5,000,000	5,333,950
5 1/8s, 4/1/24	A+	6,000,000	6,381,600
5 1/8s, 4/1/23	A+	2,000,000	2,129,780
5.1s, 2/1/34	A+	5,500,000	5,624,630
5s, 5/1/24	A1	24,090,000	25,517,573
Ser. 2, 5s, 9/1/23	A1	8,020,000	8,547,155
Ser. 2, 5s, 9/1/22	A1	8,560,000	9,136,088
5s, 5/1/22	A1	9,435,000	10,021,385
4 1/2s, 10/1/26	A1	11,200,000	11,313,792
CA State Dept. of Wtr. Resources Rev. Bonds

Ser. A, AMBAC, 5 1/2s, 5/1/15	Aaa	100,000,000	109,597,000
Ser. A, AMBAC, 5 1/2s, 5/1/14	Aaa	26,000,000	28,548,260
Ser. A, 5 1/4s, 5/1/20 (Prerefunded)	Aaa	4,000,000	4,362,280
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa	5,000,000	5,246,000
Ser. A, 5 1/8s, 5/1/19 (Prerefunded)	Aaa	25,000,000	27,114,000
Ser. A, 5 1/8s, 5/1/18 (Prerefunded)	Aaa	20,000,000	21,691,200
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa	23,000,000	23,048,070
CA State Dept. of Wtr. Resources VRDN, Ser. B-2,
3.86s, 5/1/22	VMIG1	5,400,000	5,400,000
CA State Econ. Recvy. G.O. Bonds, Ser. A
5s, 7/1/17	AA+	7,000,000	7,382,270
5s, 7/1/16	AA+	4,000,000	4,218,440
CA State Econ. Recvy. VRDN, Ser. C-6, 3.75s, 7/1/23	VMIG1	8,700,000	8,700,000
CA State Pub. Wks. Board Rev. Bonds
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5 1/4s,
6/1/25	A2	2,500,000	2,689,750
(Dept. of Gen. Svcs. - Cap East End), Ser. A, 5s,
12/1/27	Aaa	12,250,000	12,862,255
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5s,
6/1/23	A2	2,900,000	3,067,040
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5s,
6/1/11	A2	2,000,000	2,099,820
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa	28,000,000	32,729,480
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	Aaa	33,500,000	36,274,135
CA State U. Foundation Rev. Bonds (Sacramento
Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37 (Prerefunded)	Aaa	1,340,000	1,475,300
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds
(Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	BBB+	12,500,000	12,761,125
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente), Ser. B, 3.9s, 7/1/14	A+	5,000,000	4,987,100
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Archstone Communities), 5.3s, 6/1/29	Baa1	6,000,000	6,063,720
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/22	A+	7,020,000	7,438,181
(Huntington Memorial Hosp.), 5s, 7/1/20	A+	4,820,000	5,103,609
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35	BBB-	800,000	805,888
Ser. D, FGIC, 4 1/4s, 11/1/33	Aaa	3,000,000	3,092,310
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg.
Equity Res. - C), 5.2s, 12/1/29	A-	4,000,000	4,108,960
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,455,890
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,696,602
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,615,000	657,402
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,562,395
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	BBB+	11,000,000	11,228,580
CA Statewide Cmntys., Dev. Auth. Multi-Fam. Multi-Fam.
Rev. Bonds (Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	5,000,000	5,142,100
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,590,000	3,765,264
CA Tobacco Securitization Agcy. Rev. Bonds
(Gold Cnty. Funding Corp.), 5 3/4s, 6/1/27
(Prerefunded)	AAA	925,000	1,019,998
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	BBB/F	5,000,000	5,452,650
zero %, 6/1/21	Baa3	10,000,000	8,571,500
Castaic Lake, Wtr. Agcy. Certificates
of Participation, Ser. C, MBIA
5s, 8/1/26	AAA	3,450,000	3,680,219
5s, 8/1/25	AAA	3,285,000	3,509,563
5s, 8/1/24	AAA	3,130,000	3,349,100
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA), 6s, 2/1/30	Baa2	10,800,000	11,278,224
Central Marin, Sanitation Agcy. Rev. Bonds, MBIA, 5s,
9/1/26	Aaa	3,000,000	3,230,760
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA
5s, 8/1/26 (Prerefunded)	Aaa	5,215,000	5,691,547
5s, 8/1/25 (Prerefunded)	Aaa	3,000,000	3,274,140
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aaa	32,000,000	32,027,200
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No
07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB	375,000	384,173
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	4,005,563
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,136,500
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,771,169
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,600,000	2,754,960
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	5,244,250
Colton, G.O. Bonds (Election of 2001), Ser. C, FGIC,
5 1/4s, 2/1/27	Aaa	2,500,000	2,715,550
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	66,780,000	28,465,643
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	17,843,700
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In

default) (F)(NON)	D/P	10,000,000	110,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,200,000	19,557,312
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A-	7,000,000	7,209,860
5 1/4s, 4/1/24	A-	7,500,000	7,746,000
El Camino, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, 5s, 8/1/22	Aaa	2,345,000	2,537,712
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	Aaa	10,725,000	12,269,507
Folsom Cordova, Unified School Dist. Fac. Impt. G.O.
Bonds (Dist. No. 1), Ser. A, MBIA, zero %, 10/1/23	Aaa	1,445,000	698,441
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,150,000	1,195,621
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	19,760,380
MBIA, 5 3/8s, 1/15/14	Aaa	5,000,000	5,293,050
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds
(Sr. Lien), Ser. A, U.S. Govt. Coll.
6 1/2s, 1/1/32 (Prerefunded)	Aaa	34,150,000	34,150,000
6s, 1/1/34 (Prerefunded)	Aaa	38,875,000	38,875,000
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42	BBB	6,075,000	7,406,701
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	18,225,000	20,391,041
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	AAA	36,000,000	39,622,680
Ser. A, 5s, 6/1/45	A2	6,750,000	7,012,575
Ser. 03 A-1, 5s, 6/1/21	BBB	12,290,000	12,332,892
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, MBIA
zero %, 8/1/20	Aaa	2,000,000	1,113,640
zero %, 2/1/20	Aaa	2,480,000	1,411,021
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,933,167
5.8s, 9/1/23	BB/P	1,000,000	1,031,050
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	1,030,670
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	5,154,850
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,881,283
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	720,828
Jurupa, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/23	Aaa	1,470,000	715,684
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	Aaa	1,950,000	2,064,075
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,725,000	14,713,749
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, FSA, 5s, 8/1/31	Aaa	5,000,000	5,361,450
FSA, zero %, 11/1/23	Aaa	1,395,000	671,846
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA
5s, 8/1/27	AAA	3,555,000	3,750,241
5s, 8/1/26	AAA	3,975,000	4,195,652
5s, 8/1/25	AAA	3,725,000	3,933,973
Los Angeles Cnty., Cap. Asset Leasing Corp. Lease Rev.
Bonds, Ser. B, AMBAC, 6s, 12/1/15	Aaa	3,095,000	3,625,793
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,974,720
Los Angeles Cnty., Cap. Asset Leasing Corp. Lease Rev.
Bonds, Ser. B, AMBAC, 6s, 12/1/14	Aaa	2,700,000	3,126,330
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	21,885,000	26,644,988
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s,
6/30/08	Aaa	26,235,000	27,529,697
Los Angeles, Unified School Dist. G.O. Bonds
MBIA, 5 3/4s, 7/1/15	Aaa	6,880,000	7,899,754
Ser. A, MBIA, 5 1/2s, 7/1/15	Aaa	5,000,000	5,545,600
Ser. E, MBIA, 5 1/8s, 1/1/27 (Prerefunded)	Aaa	6,830,000	7,365,950
Ser. A, MBIA, 5s, 1/1/28	Aaa	7,000,000	7,384,440
(Election of 2004), Ser. G, AMBAC, 5s, 7/1/24	Aaa	16,770,000	18,042,508
Los Angeles, Wtr. & Pwr. Rev. Bonds
Ser. B, FSA, 5s, 7/1/35	Aaa	5,000,000	5,268,750
(Pwr. Syst.), Ser. A-2, FSA, 5s, 7/1/25	Aaa	3,475,000	3,717,937
Metro. Wtr. Dist. FRN (Southern CA Wtr. Works),
3.085s, 8/10/18	AA+	19,700,000	19,700,000
Metro. Wtr. Dist. IFB (Southern CA Wtr. Works),
8.088s, 8/10/18	AA+	20,000,000	26,070,000
Metro. Wtr. Dist. Rev. Bonds, Ser. A, 5s, 7/1/26
(Prerefunded)	AA+	7,180,000	7,355,551
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/13 (Prerefunded)	Aaa	9,000,000	9,354,330
Mountain View-Whisman, School Dist. G.O. Bonds
(Election of 1998), Ser. D, MBIA, 5 3/8s, 6/1/22
(Prerefunded)	AAA	1,000,000	1,097,840
Newark, Unified School Dist. (Election of 1997), Ser.
D, FSA, zero %, 8/1/26	Aaa	1,300,000	544,037
North Natomas, Cmnty. Fac. Special Tax Bonds (Dist.
No. 4), Ser. D, 5s, 9/1/33	BBB-/P	1,760,000	1,773,306
North Natomas, Cmnty. Fac. Dist. Special Tax Rev.
Bonds, Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	6,517,912
Novato, Unified School Dist. G.O. Bonds, FSA, 5s,

8/1/27	Aaa	2,230,000	2,368,438
Oakland, Bldg. Auth. Rev. Bonds, AMBAC
5 1/2s, 4/1/13 (Prerefunded)	Aaa	6,540,000	6,762,295
5 1/2s, 4/1/12 (Prerefunded)	Aaa	6,295,000	6,508,967
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,906,050
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,831,312
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23
(Prerefunded)	BBB/P	1,800,000	1,873,512
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20
(Prerefunded)	BBB/P	1,290,000	1,342,684
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	AAA	2,400,000	2,621,376
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,920,445
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	1,051,350
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa	10,000,000	10,457,400
Pajaro Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. B, FSA, zero %, 8/1/26	Aaa	1,500,000	633,765
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa	24,855,000	26,505,372
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	2,500,000	2,680,450
Pomona, Pub. Fin. Auth. Rev. Bonds
(Merged Redev.), AMBAC, 5s, 2/1/31	AAA	1,280,000	1,359,910
(Wtr. Fac.), Ser. AY, AMBAC, 5s, 5/1/25	AAA	1,205,000	1,293,375
(Wtr. Fac.), Ser. AY, AMBAC, 5s, 5/1/23	AAA	1,455,000	1,566,788
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds
(Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	920,000	943,552
(Dist. No. 6 Impt. Area B), 5s, 9/1/25	BB/P	1,120,000	1,141,213
(Dist. No. 6-4 S Ranch), 5s, 9/1/25	BB/P	1,560,000	1,590,654
(Dist. No. 6 Impt. Area B), 5s, 9/1/24	BB/P	1,025,000	1,047,335
(Dist. No. 6-4 S Ranch), 5s, 9/1/24	BB/P	1,420,000	1,450,942
(Dist. No. 6 Impt. Area B), 5s, 9/1/23	BB/P	935,000	956,711
(Dist. No. 6-4 S Ranch), 5s, 9/1/23	BB/P	620,000	634,396
(Dist. No. 6 Impt. Area B), 5s, 9/1/22	BB/P	775,000	793,554
(Dist. No. 6-4 S Ranch), 5s, 9/1/22	BB/P	1,030,000	1,054,658
(Dist. No. 6 Impt. Area B), 5s, 9/1/21	BB/P	600,000	615,222
(Dist. No. 6-4 S Ranch), 5s, 9/1/21	BB/P	1,000,000	1,025,370
(Dist. No. 14- Area A), 5s, 9/1/20	BB-/P	1,135,000	1,155,827
(Dist. No. 14- Del Sur), 5s, 9/1/20	BB-/P	1,185,000	1,205,915
Rancho Cucamonga, Redev. Agcy. Tax Alloc. (Rancho
Redev.), MBIA, 5 1/8s, 9/1/30	Aaa	9,000,000	9,398,700
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22
(Prerefunded)	Aaa	20,800,000	24,526,320
Rio Hondo, Cmnty. College Dist. G.O. Bonds, Ser. A,
MBIA
5 1/4s, 8/1/19 (Prerefunded)	Aaa	2,395,000	2,653,229
5 1/4s, 8/1/18 (Prerefunded)	Aaa	2,300,000	2,547,986
5 1/4s, 8/1/17 (Prerefunded)	Aaa	2,185,000	2,420,587
5 1/4s, 8/1/16 (Prerefunded)	Aaa	2,020,000	2,237,796
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,412,435
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/32	Aaa	9,260,000	9,719,759
Roseville, Special Tax (Fiddyment Ranch Cmnty. Fac),
5s, 9/1/18	BB/P	325,000	330,964
Roseville, Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Crocker), 6s, 9/1/33	BB/P	1,750,000	1,843,905
(Cmnty. Fac. Dist. No. 1-Fiddyment Ranch Cmnty. Fac),
Ser. 1, 5s, 9/1/20	BB/P	525,000	531,384
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. 1),
5 3/4s, 9/1/23 (Prerefunded)	BB+/P	11,200,000	11,577,216
Sacramento, Special Tax Bonds (North Natomas Cmnty.
Fac.), Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,588,485
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), 5.7s, 9/1/23	BBB/P	4,905,000	4,999,176
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10 (Prerefunded)	Aaa	12,000,000	12,807,240
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa	11,500,000	13,161,060
Salinas, High School Dist. G.O. Bonds (Election
of 2002), Ser. B, MBIA, 5s, 6/1/26	Aaa	3,490,000	3,738,663
Salinas, Unified School Dist. G.O. Bonds (Cap. Appn.),
Ser. A, FGIC, zero %, 10/1/24	Aaa	1,200,000	548,664
San Bruno Pk., School Dist. G.O. Bonds (Election
of 1998), Ser. C, FSA, zero %, 8/1/26	Aaa	1,500,000	633,765
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29 (Prerefunded)	Baa3	4,000,000	4,301,520
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa	2,300,000	2,432,894
San Diego Cnty., Wtr. Auth. COP
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/21/11	Aaa	56,700,000	61,524,603
Ser. A, FSA, 5s, 5/1/30	Aaa	5,000,000	5,307,150
Ser. A, FSA, 5s, 5/1/27	Aaa	10,000,000	10,636,100
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	7,400,000	8,033,588
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC,
5s, 5/15/25	Aaa	15,350,000	15,425,829
San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser.
A, XLCA, 5s, 9/1/22	Aaa	4,665,000	4,950,918
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. F, FSA, 5s, 7/1/29 (Prerefunded)	Aaa	14,320,000	15,616,390

San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa	20,500,000	20,653,955
San Dieguito, Pub. Facs. Auth. Rev. Bonds, AMBAC, 5s,
8/1/24 (Prerefunded)	Aaa	2,800,000	2,882,712
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa	7,225,000	7,842,376
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	BB-	34,125,000	34,137,968
MBIA, zero %, 1/15/32	Aaa	25,000,000	8,187,000
MBIA, zero %, 1/15/23	Aaa	21,625,000	10,780,279
San Jose, Redev. Agcy. Tax Alloc. (Merged Area
Redev.), FGIC, 5s, 8/1/27	Aaa	15,395,000	16,195,078
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,119,352
5.8s, 9/1/18	Baa3	1,635,000	1,704,488
5 1/2s, 9/1/10	Baa3	1,435,000	1,488,899
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	Aaa	4,590,000	4,833,637
Santa Monica, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA, 5s, 5/1/23	Aaa	2,000,000	2,143,240
Santaluz, Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,520,000	12,650,959
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	503,055
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	502,900
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser.
A, XLCA, 5 1/8s, 12/1/35	AAA	5,000,000	5,291,050
Southern CA Pub. Pwr. Auth. Rev. Bonds (Southern
Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	4,051,950
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	Aaa	1,500,000	1,577,805
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,820,000	6,411,021
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,459,550
zero %, 9/1/14	B/P	4,065,000	2,396,521
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,495,950
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	15,300,000	15,442,137
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A,
5 1/2s, 6/1/31	A1	2,000,000	2,123,520
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s,
6/1/22	A1	1,000,000	1,105,530
Tustin, Unified School Dist. Bonds (Cmnty. Fac. Dist.
No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35
(Prerefunded)	AAA	4,000,000	4,261,040
U. of CA Rev. Bonds, Ser. G, FGIC, 5s, 5/15/23	Aaa	9,165,000	9,756,234
Union, Elementary School Dist. G.O. Bonds, Ser. A,
FGIC, zero %, 9/1/24	Aaa	2,800,000	1,307,320
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	10,000,000	10,219,700
7s, 2/1/17	BBB-/P	4,000,000	4,087,880
Victor, Elementary School Dist. G.O. Bonds, Ser. A,
FGIC, zero %, 8/1/25	Aaa	1,535,000	680,205
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	16,200,000	16,968,204
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA
zero %, 11/1/24	Aaa	2,395,000	1,034,664
zero %, 11/1/22	Aaa	2,315,000	1,106,431
zero %, 11/1/20	Aaa	1,240,000	660,350
			1,959,666,464

Puerto Rico (5.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	4,217,960
Cmnwlth. of PR, G.O. Bonds
FSA, 6 1/2s, 7/1/12	Aaa	11,110,000	12,690,620
(Pub. Impt.), MBIA, 5 3/4s, 7/1/18 (Prerefunded)	Aaa	6,665,000	7,115,421
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	BBB	7,500,000	8,092,950
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	12,000,000	12,762,360
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	5,515,000	5,977,598
Ser. E, FSA, 5 1/2s, 7/1/23	Aaa	9,000,000	10,594,620
Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,245,072
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,386,755
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,145,440
5 1/4s, 8/1/18	Aaa	3,000,000	3,222,840
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	16,169,888
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	Ba1	8,600,000	9,288,860
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	10,000,000	10,004,000
			105,914,384

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/25	Aaa	6,000,000	6,474,768

TOTAL INVESTMENTS

Total investments (cost $1,931,901,571) (b)	$2,072,055,616

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	175	$18,807,031	Mar-07	$(210,885)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$46,150,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	$(303,205)

71,000,000	(E)	5/23/12	3.422%	U.S. Bond Market
				Association Municipal Swap
				Index	354,027

JPMorgan Chase Bank, N.A.
61,750,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	(93,292)

95,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	106,115

Total					$63,645

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $2,076,629,486.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,933,021,794, resulting in gross unrealized appreciation and depreciation of $139,489,643 and $455,821, respectively, or net unrealized appreciation of $139,033,822.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

At December 31, 2006, liquid assets totaling $23,032,569 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

The rates shown on VRDN, Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

Inverse Floating Rate Bonds (IFB) and IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

The fund had the following sector group concentrations greater than 10% at December 31, 2006 (as a percentage of net assets):

Utilities	14.2%
Water and Sewer	12.7
Transportation	11.5

The fund had the following insurance concentrations greater than 10% at December 31, 2006 (as a percentage of net assets):

MBIA	20.4%
AMBAC	18.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007